Summary of Significant Accounting Policies - Non-controlling Interests (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) component partner	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 25, 2017
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	$ 161,591	$ 21,490	$ (365,796)
Net Income (Loss) Attributable to Parent	(310,577)	(79,237)	(163,276)
Net loss	(148,986)	(57,747)	(529,072)
Public Subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	161,591	21,490	(365,796)
Public Subsidiaries | Non-public partially-owned subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	11,814	13,506	8,208
Public Subsidiaries | Distributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	40,138	30,463	46,786
Public Subsidiaries | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	83,894	(48,230)	(468,598)
Public Subsidiaries | Preferred Unitholders
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	25,702	25,701	50,318
Teekay LNG
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	113,661	58,863	2,879
Net Income (Loss) Attributable to Parent	50,943	18,012	(3,968)
Net loss	164,604	76,875	(1,089)
Teekay LNG | Non-public partially-owned subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	11,814	13,506	(54)
Teekay LNG | Distributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	40,138	30,463	30,474
Net Income (Loss) Attributable to Parent	20,368	15,026	15,027
Teekay LNG | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	36,007	(10,807)	(41,520)
Net Income (Loss) Attributable to Parent	30,575	2,986	(18,995)
Teekay LNG | Preferred Unitholders
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	25,702	25,701	13,979
Teekay Tankers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	47,887	(37,423)	(28,893)
Net Income (Loss) Attributable to Parent	(6,525)	(15,125)	(30,434)
Net loss	41,362	(52,548)	(59,327)
Teekay Tankers | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	47,887	(37,423)	(28,893)
Net Income (Loss) Attributable to Parent	(6,525)	(15,125)	(30,434)
Other Entities and Eliminations
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	$ 43	$ 50	(2,510)
Teekay Offshore
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests			(337,272)
Number of Components in Segment | component	2
Net Income (Loss) Attributable to Parent			340,014
Net loss			2,742
Teekay Offshore | Non-public partially-owned subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests			8,262
Teekay Offshore | Distributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests			16,312
Net Income (Loss) Attributable to Parent			5,981
Teekay Offshore | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests			(398,185)
Net Income (Loss) Attributable to Parent			334,033
Teekay Offshore | Preferred Unitholders
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests			36,339
General Partner | Teekay Offshore and Teekay LNG
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of Partners | partner	1
Teekay LNG
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	33.90%	33.10%
Teekay Offshore
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent				50.00%
Deferred Gain (Loss) on Sale of Assets | Teekay Offshore | Public Subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests			$ 349,600
Preferred Unitholders | Teekay LNG
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	100.00%
Preferred Unitholders | Teekay Offshore
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	100.00%